Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued, Subscribed and Paid in Capital, Share Capital [Member] IFRS 15 [Member]	Issued, Subscribed and Paid in Capital, Share Capital [Member]	Issued, Subscribed and Paid in Capital, Senior Preferred Shares [Member] IFRS 15 [Member]	Issued, Subscribed and Paid in Capital, Senior Preferred Shares [Member]	Issued, Subscribed and Paid in Capital, Additional Paid-in Capital [Member] IFRS 15 [Member]	Issued, Subscribed and Paid in Capital, Additional Paid-in Capital [Member]	Re-organization Reserve [Member] IFRS 15 [Member]	Re-organization Reserve [Member]	Share Options Plans [Member] IFRS 15 [Member]	Share Options Plans [Member]	Foreign Currency Translation Reserve [Member] IFRS 15 [Member]	Foreign Currency Translation Reserve [Member]	Others [Member] IFRS 15 [Member]	Others [Member]	Accumulated Deficit [Member] IFRS 15 [Member]	Accumulated Deficit [Member]	IFRS 15 [Member]	Total
Beginning balance (Previously Stated [Member]) at Jun. 30, 2018		$ 12		$ 20,000		$ 96,207		$ 21,280		$ 16,068		$ (528)		$ 975		$ (126,061)		$ 27,953
Beginning balance (Adjustment on Initial Adoption of IFRSs [Member]) at Jun. 30, 2018	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ (2,080)		$ (2,080)
Beginning balance at Jun. 30, 2018		12		20,000		96,207		21,280		16,068		(528)		975		(128,141)		25,873
Comprehensive income for the year
Profit for the year		0		0		0		0		0		0		0		10,965		10,965
Other comprehensive income		0		0		0		0		0		(316)		109		0		(207)
Total comprehensive income for the year		0		0		0		0		0		(316)		109		10,965		10,758
Transactions with Owners
Redemption of senior preferred shares		0		(5,972)		0		0		0		0		0		0		(5,972)
Share-based transactions		0		0		0		0		5,563		0		0		0		5,563
Sale of subsidiary		0		(14,028)		0		(11,536)		(2,030)		0		0		0		(27,594)
Ending balance at Jun. 30, 2019		12		0		96,207		9,744		19,601		(844)		1,084		(117,176)		8,628
Comprehensive income for the year
Profit for the year		0		0		0		0		0		0		0		7,770		7,770
Other comprehensive income		0		0		0		0		0		(248)		(702)		0		(950)
Total comprehensive income for the year		0		0		0		0		0		(248)		(702)		7,770		6,820
Transactions with Owners
Repurchase of share-based transactions		0		0		0		83		(96)		0		0		0		(13)
Dividend distribution		0		0		0		0		0		0		0		(121)		(121)
Share-based transactions		0		0		0		0		834		0		0		0		834
Ending balance at Jun. 30, 2020		12		0		96,207		9,827		20,339		(1,092)		382		(109,527)		16,148
Comprehensive income for the year
Profit for the year		0		0		0		0		0		0		0		2,847		2,847
Other comprehensive income		0		0		0		0		0		(122)		176		0		54
Total comprehensive income for the year		0		0		0		0		0		(122)		176		2,847		2,901
Transactions with Owners
(Redemption) / issue of ordinary shares		(10)		0		61,922		0		0		0		0		0		61,912
Share options exercised		0		0		28		0		0		0		0		0		28
Dividend distribution		0		0		0		0		0		0		0		(4,000)		(4,000)
Share-based transactions		0		0		0		0		3,670		0		0		0		3,670
Ending balance at Jun. 30, 2021		$ 2		$ 0		$ 158,157		$ 9,827		$ 24,009		$ (1,214)		$ 558		$ (110,680)		$ 80,659